Taxes on Income (Income Before Income Taxes and Income Taxes Expense (Benefit) Included in the Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income before income taxes, Israel	$ 14,703	$ 23,226	$ 15,541
Income before income taxes, foreign jurisdiction	2,871	2,356	324
Income before income taxes	17,574	25,582	15,865
Current taxes, Israel	2,400	2,379	2,242
Current taxes, foreign jurisdiction	831	1,095	720
Current taxes	3,231	3,474	2,962
Current tax (benefits) expenses relating to prior years, Israel	(73)	12	26
Current tax (benefits) expenses relating to prior years, foreign jurisdiction	(226)	(71)
Current tax (benefits) expenses relating to prior years	(299)	(59)	26
Deferred taxes, Israel	(106)	549	10
Deferred taxes, foreign jurisdiction	111	(96)	(270)
Deferred taxes	5	453	(260)
Income tax expense	$ 2,937	$ 3,868	$ 2,728